EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Interests In Other Entities [Abstract]
Disclosure of joint ventures
Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Joint Ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,343	$3,270
BPR JV Pool A	Property holding company	United States	50%	50%	1,876	1,791
Manhattan West, New York	Property holding company	United States	56%	56%	1,684	1,619
Ala Moana Center, Hawaii	Property holding company	United States	50%	50%	2,050	1,611
Forest City Joint Ventures(2)	Property holding company	United States	—%	—%	—	1,390
BPR JV Pool B	Property holding company	United States	51%	51%	1,333	1,217
Fashion Show, Las Vegas	Property holding company	United States	50%	50%	860	881
BPR JV Pool C	Property holding company	United States	50%	50%	738	756
BPR JV Pool D	Property holding company	United States	48%	48%	690	693
BPR JV Pool E	Property holding company	United States	35%	35%	578	629
The Grand Canal Shoppes, Las Vegas	Property holding company	United States	50%	50%	416	608
Grace Building, New York	Property holding company	United States	50%	50%	649	581
One Liberty Plaza, New York	Property holding company	United States	51%	51%	394	425
Southern Cross East, Melbourne(3)	Property holding company	Australia	50%	50%	416	402
680 George Street, Sydney	Property holding company	Australia	50%	50%	330	319
Brookfield Brazil Retail Fundo de Investimento em Participaçõe ("Brazil Retail")	Holding company	Brazil	46%	46%	317	309
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.	Property holding company	United States	51%	51%	304	295
Miami Design District, Florida	Property holding company	United States	22%	22%	272	286
The Mall in Columbia, Maryland	Property holding company	United States	50%	50%	284	268
Shops at Merrick Park, Florida	Property holding company	United States	55%	55%	292	266
Other(4)	Various	Various	14% - 68%	12% - 70%	4,361	4,237
					21,187	21,853
Associates
Diplomat Resort and Spa ("Diplomat")	Property holding company	United States	90%	90%	378	390
Brookfield Premier Real Estate Partners Pooling LLC ("BPREP")(5)	Property holding company	United States	—%	7%	—	106
Other	Various	Various	23% - 31%	23% - 31%	324	349
					702	845
Total					$21,889	$22,698

(1)	Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc (“Canary Wharf”) in London.

(2)	Includes the impact of the deconsolidation of BSREP III investments, primarily Forest City. See below for further information.

(3)
The partnership exercises joint control over these jointly controlled assets through a participating loan agreement with Brookfield Asset Management that is convertible at any time into a direct equity interest in the entity.

(4)	Other joint ventures consists of approximately 47 joint ventures.

(5)	In the first quarter of 2019, the partnership accounted for its interest in BPREP as a financial asset and is no longer an equity accounted investment.

Summarized financial information in respect of the partnership’s equity accounted investments is presented below:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Non-current assets	$80,364	$90,031
Current assets	4,365	4,395
Total assets	84,729	94,426
Non-current liabilities	30,872	37,900
Current liabilities	7,186	4,778
Total liabilities	38,058	42,678
Net assets	46,671	51,748
Partnership’s share of net assets	$21,889	$22,698

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Revenue	$1,161	$1,239	$2,542	$2,614
Expenses	783	827	1,685	478
Income from equity accounted investments(1)	52	104	62	262
Income before fair value gains, net	430	516	919	2,398
Fair value (losses) gains, net	1,137	338	1,182	(1,141)
Net income	1,567	854	2,101	1,257
Partnership’s share of net earnings	$826	$288	$1,090	$516

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

Disclosure of associates
Summarized financial information in respect of the partnership’s equity accounted investments is presented below:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Non-current assets	$80,364	$90,031
Current assets	4,365	4,395
Total assets	84,729	94,426
Non-current liabilities	30,872	37,900
Current liabilities	7,186	4,778
Total liabilities	38,058	42,678
Net assets	46,671	51,748
Partnership’s share of net assets	$21,889	$22,698

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Revenue	$1,161	$1,239	$2,542	$2,614
Expenses	783	827	1,685	478
Income from equity accounted investments(1)	52	104	62	262
Income before fair value gains, net	430	516	919	2,398
Fair value (losses) gains, net	1,137	338	1,182	(1,141)
Net income	1,567	854	2,101	1,257
Partnership’s share of net earnings	$826	$288	$1,090	$516

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

			Proportion of ownership interests		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Joint Ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,343	$3,270
BPR JV Pool A	Property holding company	United States	50%	50%	1,876	1,791
Manhattan West, New York	Property holding company	United States	56%	56%	1,684	1,619
Ala Moana Center, Hawaii	Property holding company	United States	50%	50%	2,050	1,611
Forest City Joint Ventures(2)	Property holding company	United States	—%	—%	—	1,390
BPR JV Pool B	Property holding company	United States	51%	51%	1,333	1,217
Fashion Show, Las Vegas	Property holding company	United States	50%	50%	860	881
BPR JV Pool C	Property holding company	United States	50%	50%	738	756
BPR JV Pool D	Property holding company	United States	48%	48%	690	693
BPR JV Pool E	Property holding company	United States	35%	35%	578	629
The Grand Canal Shoppes, Las Vegas	Property holding company	United States	50%	50%	416	608
Grace Building, New York	Property holding company	United States	50%	50%	649	581
One Liberty Plaza, New York	Property holding company	United States	51%	51%	394	425
Southern Cross East, Melbourne(3)	Property holding company	Australia	50%	50%	416	402
680 George Street, Sydney	Property holding company	Australia	50%	50%	330	319
Brookfield Brazil Retail Fundo de Investimento em Participaçõe ("Brazil Retail")	Holding company	Brazil	46%	46%	317	309
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.	Property holding company	United States	51%	51%	304	295
Miami Design District, Florida	Property holding company	United States	22%	22%	272	286
The Mall in Columbia, Maryland	Property holding company	United States	50%	50%	284	268
Shops at Merrick Park, Florida	Property holding company	United States	55%	55%	292	266
Other(4)	Various	Various	14% - 68%	12% - 70%	4,361	4,237
					21,187	21,853
Associates
Diplomat Resort and Spa ("Diplomat")	Property holding company	United States	90%	90%	378	390
Brookfield Premier Real Estate Partners Pooling LLC ("BPREP")(5)	Property holding company	United States	—%	7%	—	106
Other	Various	Various	23% - 31%	23% - 31%	324	349
					702	845
Total					$21,889	$22,698

(1)	Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc (“Canary Wharf”) in London.

(2)	Includes the impact of the deconsolidation of BSREP III investments, primarily Forest City. See below for further information.

(3)
The partnership exercises joint control over these jointly controlled assets through a participating loan agreement with Brookfield Asset Management that is convertible at any time into a direct equity interest in the entity.

(4)	Other joint ventures consists of approximately 47 joint ventures.

(5)	In the first quarter of 2019, the partnership accounted for its interest in BPREP as a financial asset and is no longer an equity accounted investment.

Schedule of change in equity investments
The following table presents the change in the balance of the partnership’s equity accounted investments as of June 30, 2019 and December 31, 2018:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Equity accounted investments, beginning of period	$22,698	$19,761
GGP joint ventures acquired from business acquisition(1)	—	10,829
Deconsolidation of pre-acquisition GGP equity interest(1)	—	(8,345)
Additions	351	2,174
Disposals and return of capital distributions	(279)	(1,304)
Share of net earnings from equity accounted investments	1,090	947
Distributions received	(193)	(518)
Foreign currency translation	(20)	(395)
Reclassification to assets held for sale(2)	—	(567)
Impact of deconsolidation due to loss of control(3)	(1,434)	—
Other comprehensive income and other	(324)	116
Equity accounted investments, end of period	$21,889	$22,698

(1)
The partnership obtained control of GGP during the third quarter of 2018 following the acquisition of the common shares not previously held by the partnership. As a result of the acquisition, GGP’s interest in joint ventures of $10,829 million was added to the balance of equity accounted investments, offset by the deconsolidation of the partnership’s 34% interest of $7,843 million and fair value loss of $502 million from adjusting the partnership’s interest in GGP to its fair value immediately prior to acquiring control.

(2)	The partnership’s interest in CXTD was reclassified to assets held for sale in the fourth quarter of 2018 and sold in the first quarter in 2019.

(3)	Includes the impact of the deconsolidation of BSREP III investments, primarily Forest City. See above for further information.

Equity method investments, valuation techniques and assumptions
The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Jun. 30, 2019			Dec. 31, 2018
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs)	Discount rate	Terminal capitalization rate	Investment horizon (yrs)
Core Office
United States	Discounted cash flow	6.8%	5.0%	11	6.6%	5.1%	10
Australia	Discounted cash flow	6.5%	5.4%	10	6.7%	5.7%	10
Europe	Discounted cash flow	4.7%	4.9%	10	4.7%	4.9%	10
Core Retail
United States	Discounted cash flow	6.3%	4.8%	10	6.6%	5.3%	11
LP Investments - Office	Discounted cash flow	6.0%	5.3%	10	6.9%	5.2%	9
LP Investments - Retail	Discounted cash flow	8.3%	7.1%	10	8.4%	7.1%	10
Multifamily(1)	Direct capitalization	5.2%	n/a	n/a	5.2%	n/a	n/a

(1)
The valuation method used to value multifamily investments is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.